UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2011

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$ 2,619,163
List of Other Included Managers:

No.	13F File Number	Name

None

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                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

Abbott Labs                      com           002824100       92015   1748669 SH     SOLE                 478960     0  1269709
Ace Ltd                          shs           H0023R105       61327    931739 SH     SOLE                 313548     0   618191
Amgen Inc.                       com           031162100       45904    786699 SH     SOLE                 238009     0   548690
Apache Corp.                     com           037411105       91779    743812 SH     SOLE                 212251     0   531561
Apple Computer                   com           037833100         205       610 SH     SOLE                    610     0        0
Bank of America Corp.            com           060505104       68325   6233988 SH     SOLE                1723991     0  4509997
Berkshire Hathaway Inc.          cl a          084670108        2322        20 SH     SOLE                     20     0        0
Blackrock Muniyield Quality Fund com           09254e103         251     20000 SH     SOLE                  20000     0        0
Cameron International Corp.      com           13342b105       89070   1771126 SH     SOLE                 497594     0  1273532
Chevron Corp.                    com           166764100       57394    558095 SH     SOLE                 163803     0   394292
Church & Dwight Co.              com           171340102       20068    495012 SH     SOLE                 424281     0    70731
Cisco Systems Inc.               com           17275R102         312     20000 SH     SOLE                  20000     0        0
Comcast Corp. Special Cl A       cl a spl      20030N200       95986   3961455 SH     SOLE                1216931     0  2744524
Covidien PLC                     shs           g2554f113       96969   1821697 SH     SOLE                 514042     0  1307655
CSX Corp.                        com           126408103       94415   3600872 SH     SOLE                1006043     0  2594829
CVS Caremark Corp.               com           126650100       83229   2214716 SH     SOLE                 612130     0  1602586
Devon Energy Corp.               com           25179M103       73248    929426 SH     SOLE                 236026     0   693400
El Paso Corporation              com           28336L109       86561   4285192 SH     SOLE                1212746     0  3072446
EMC Corporation                  com           268648102        3398    123355 SH     SOLE                      0     0   123355
Freeport McMoRan Copper & Gold Incom           35671D857       61795   1168142 SH     SOLE                 335523     0   832619
Goldman Sachs Group Inc.         com           38141G104       60865    457324 SH     SOLE                 129468     0   327856
Halliburton Co.                  com           406216101       86033   1686916 SH     SOLE                 477644     0  1209272
Hewlett-Packard Co.              com           428236103       49592   1362405 SH     SOLE                 375117     0   987288
Ingersoll-Rand PLC               shs           g47791101       88427   1947301 SH     SOLE                 560722     0  1386579
International Business Machines Ccom           459200101       72338    421672 SH     SOLE                 125902     0   295770
Ishares Russell 1000 Value       russell1000val464287598         387      5665 SH     SOLE                   5665     0        0
JPMorgan Chase & Co.             com           46625H100      104805   2559957 SH     SOLE                 670524     0  1889433
Kohls Corp                       com           500255104       58549   1170746 SH     SOLE                 335310     0   835436
Lowe's Cos., Inc.                com           548661107       64936   2785742 SH     SOLE                 802691     0  1983051
MasterCard Inc. Class A          cl a          57636q104       89663    297546 SH     SOLE                  68687     0   228859
MetLife Inc.                     com           59156R108       93255   2125716 SH     SOLE                 608805     0  1516911
Nuveen Insured Municipal Opportuncom           670984103         338     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         277     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       75025   2279713 SH     SOLE                 676925     0  1602788
Praxair Inc.                     com           74005P104       71301    657815 SH     SOLE                 205216     0   452599
Rockwell Collins Inc.            com           774341101       37573    609057 SH     SOLE                 170549     0   438508
The Mosaic Company               com           61945c103       32768    483797 SH     SOLE                 141726     0   342071
Thermo Fisher Scientific Inc.    com           883556102       75169   1167401 SH     SOLE                 331109     0   836292
Time Warner Cable Inc.           com           88732J207        4709     60340 SH     SOLE                      0     0    60340
United Parcel Service- Cl B      cl b          911312106      100779   1381855 SH     SOLE                 392390     0   989465
United Technologies Corp.        com           913017109       92444   1044448 SH     SOLE                 320716     0   723732
UnitedHealth Group Inc.          com           91324P102       81037   1571089 SH     SOLE                 447706     0  1123383
Wells Fargo & Co.                com           949746101       67227   2395837 SH     SOLE                 695916     0  1699921
Wyndham Worldwide Corp.          com           98310W108       87097   2588314 SH     SOLE                 652370     0  1935944
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